SCHEDULE OF OTHER CURRENT ASSETS (Details) - GBP (£)	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Prepayments	£ 151,175	£ 398,725
Prepaid taxes	67,289	40,842
Other debtors	718	38,232
Other current assets	2,763	24,144
Total	£ 221,945	£ 501,943